Contingent Payments - Summary of Contingent Payment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2022
Disclosure of contingent liabilities in business combination [line items]
Less: Current Portion	$ 263	$ 236
Long-Term Portion	156	0
Sunrise Oil Sands Partnership
Disclosure of contingent liabilities in business combination [line items]
Contingent Payment, Beginning of Year	0
Initial Recognition			$ 600
Liabilities Settled	(92)
Re-measurement	(89)
Contingent Payment, End of Year	419	0
Less: Current Portion	263
Long-Term Portion	156
FCCL Partnership
Disclosure of contingent liabilities in business combination [line items]
Contingent Payment, Beginning of Year	236	63
Liabilities Settled	(487)	(402)
Re-measurement	251	575
Contingent Payment, End of Year	$ 0	$ 236